Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2020
Settled Merchant Fees Receivable [Member]
Other Receivables (Details) [Line Items]
Reactivation fees receivable totaled	$ 2,177,028	$ 3,738,765
Other Uncollectible Receivables [Member]
Other Receivables (Details) [Line Items]
Reactivation fees receivable totaled	145,948	19,891
Provision for uncollectible receivables from merchants	1,669,031	1,221,001
Other Receivables, Account Reactivation Fees [Member]
Other Receivables (Details) [Line Items]
Reactivation fees receivable totaled	209,734	1,325,443	$ 137,010
Reactivation fees receivable totaled	1,190,447		873,501
Allowance for credit losses on other receivables totaled	$ 980,713	$ 1,691,071	$ 736,491	$ 1,794,960	$ 1,071,588